UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2016

Date of reporting period: May 31, 2016

Item 1.   Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2016 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 98.9%

Argentina — 4.4%
Information Technology — 4.4%
MercadoLibre	5,222	$712,803
Total Argentina		712,803
Brazil — 0.4%
Consumer Discretionary — 0.4%
B2W Cia Digital*	19,111	54,118
Total Brazil		54,118
China — 61.9%
Consumer Discretionary — 13.4%
500.com ADR, Cl A*	3,948	68,419
Cogobuy Group* (A)	46,000	75,797
Ctrip.com International ADR*	14,210	650,249
E-Commerce China Dangdang ADR, Cl A*	7,126	44,680
JD.com ADR*	31,074	764,731
Jumei International Holding ADR*	5,698	29,402
Qunar Cayman Islands ADR*	3,892	126,412
Tuniu ADR*	9,100	84,129
Vipshop Holdings ADR*	28,084	327,740

		2,171,559
Industrials — 1.2%
51job ADR*	6,566	203,612

Information Technology — 47.2%
21Vianet Group ADR*	2,534	36,794
58.com ADR*	10,052	543,311
Alibaba Group Holding ADR*	16,072	1,317,904
Baidu ADR*	5,040	899,842
Baozun ADR*	7,462	47,906
Bitauto Holdings ADR*	6,860	139,189
HC International*	75,197	42,012
Leju Holdings ADR*	21,028	97,780
Momo ADR*	21,014	268,559
NetEase ADR	5,096	906,273
Qihoo 360 Technology ADR*	9,666	718,184
Renren ADR*	12,544	27,973
SINA*	7,616	411,340
Sohu.com*	5,012	209,351
SouFun Holdings ADR*	16,212	88,031
Tencent Holdings	62,992	1,405,291
Weibo ADR*	12,460	331,311
YY ADR*	2,590	112,536
		7,603,587
Total China		9,978,758

Description	Shares	Fair Value

Cyprus — 0.3%
Information Technology — 0.3%
QIWI ADR	4,284	$52,822
Total Cyprus		52,822
Germany — 1.1%
Information Technology — 1.1%
Rocket Internet* (A)	7,700	173,155
Total Germany		173,155
Hong Kong — 1.2%
Information Technology — 1.2%
Kingdee International Software Group	366,000	125,327
NetDragon Websoft	22,000	70,802
		196,129
Total Hong Kong		196,129
India — 1.4%
Consumer Discretionary — 0.4%
Makemytrip*	4,648	67,954

Information Technology — 1.0%
Info Edge India*	8,764	105,185
Just Dial	5,670	57,302
		162,487
Total India		230,441
Netherlands — 5.4%
Information Technology — 5.4%
Yandex, Cl A*	41,790	860,874
Total Netherlands		860,874
Russia — 1.6%
Information Technology — 1.6%
Mail.Ru Group GDR*	13,216	261,677
Total Russia		261,677
Consumer Discretionary — 7.2%
Naspers, Cl N	7,910	1,162,546
Total South Africa		1,162,546
South Korea — 13.1%
Consumer Discretionary — 0.2%
Interpark	5,390	33,693

Information Technology — 12.9%
Kakao	4,914	423,862
NAVER	1,708	1,031,851
NCSoft	2,408	485,924
NHN Entertainment*	2,072	107,964

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2016 (Unaudited)

Description	Shares	Fair Value

Wemade Entertainment*	1,288	$28,747
		2,078,348
Total South Korea		2,112,041
Taiwan — 1.0%
Information Technology — 1.0%
PChome Online	12,586	150,511
Total Taiwan		150,511

Total Common Stock
(Cost $16,078,766)		15,945,875

Total Investments - 98.9%
(Cost $16,078,766) †		$15,945,875

Percentages are based on Net Assets of $16,116,376.
*	Non-income producing security.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of these securities at May 31, 2016 was $248,952 and represents 1.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of May 31, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At May 31, 2016, the tax basis cost of the Fund's investments was $16,078,766, and the unrealized appreciation and depreciation were $1,397,782 and $(1,530,673), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-0400

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 28, 2016